Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Net Book Value
Gross Book Value	$ 25,530				$ 23,039
Finite-Lived Intangible Assets, Accumulated Amortization	(16,041)				(12,093)
Net Book Value	9,489	$ 9,917	$ 10,297	$ 10,407	10,946
Data sharing agreement
Net Book Value
Gross Book Value	10,555				10,653
Finite-Lived Intangible Assets, Accumulated Amortization	(4,564)				(3,085)
Net Book Value	5,991				7,568
Internally developed software
Net Book Value
Gross Book Value	14,975				12,386
Finite-Lived Intangible Assets, Accumulated Amortization	(11,477)				(9,008)
Net Book Value	$ 3,498				$ 3,378